LEASES - Lease Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 9,103
Lessee, Operating Lease, Liability, to be Paid, Year Two	8,643
Lessee, Operating Lease, Liability, to be Paid, Year Three	8,347
Lessee, Operating Lease, Liability, to be Paid, Year Four	7,776
Lessee, Operating Lease, Liability, to be Paid, Year Five	7,421
Lessee, Operating Lease, Liability, to be Paid, after Year Five	30,219
Total lease payments	71,509
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	(13,397)
Operating Lease, Liability	58,112	$ 59,801	$ 64,484
Finance Lease, Liability, to be Paid, Year One	152
Finance Lease, Liability, to be Paid, Year Two	154
Finance Lease, Liability, to be Paid, Year Three	159
Finance Lease, Liability, to be Paid, Year Four	160
Finance Lease, Liability, to be Paid, Year Five	111
Finance Lease, Liability, to be Paid, after Year Five	697
Finance Lease, Liability, to be Paid	1,433
Finance Lease, Liability, Undiscounted Excess Amount	(284)
Finance Lease, Liability	$ 1,149	$ 1,520	$ 1,611